Supplement dated March 20, 2019
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP SM - Oppenheimer International Growth Fund (the Fund)	5/1/2018
On March 19, 2019 the Fund's Board of Trustees approved changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 20, 2019 (the Effective Date), OppenheimerFunds, Inc. no longer serves as the subadviser to the Fund and William Blair Investment Management, LLC (William Blair) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to CTIVP® - William Blair International Leaders Fund. Accordingly, on the Effective Date, all references in the Prospectus to CTIVPSM - Oppenheimer International Growth Fund are hereby deleted and replaced with CTIVP® - William Blair International Leaders Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Generally, the Fund anticipates holding between 40 and 70 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies, that are considered by the management team to be leaders in their country, industry or globally in terms of products, services or execution. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary, financial services, industrials, and information technology and technology-related sectors. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
The information under the subsection “Principal Risks” in the “Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby revised to add the following Focused Portfolio Risk and Financial Services Sector specific risk disclosure to "Sector Risk":
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The information under the subsection "Fund Management” in the “Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: William Blair Investment Management, LLC (William Blair)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	May 2019
Kenneth McAtamney	Partner of William Blair	Co-Portfolio Manager	May 2019
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The information under the subsection “Principal Investment Strategies” in the “More Information About CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Generally, the Fund anticipates holding between 40 and 70 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies, that are considered by the management team to be leaders in their country, industry or globally in terms of products, services or execution. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary, financial services, industrials, and information technology and technology-related sectors.
Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, William Blair Investment Management, LLC (William Blair or the Subadviser), which provides day-to-day portfolio management to the Fund.
In choosing investments for the Fund’s portfolio, the Subadviser performs fundamental company analysis and focuses on stock selection. The Subadviser generally seeks equity securities, including common stocks, of companies that it considers to be “leaders” as they are viewed to have had, historically, superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and are expected by the Subadviser to continue such performance. More specifically, companies sought are believed to exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies believed to have above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.
The Subadviser will vary the Fund’s sector and geographic diversification based upon the Subadviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Subadviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
A holding becomes a potential sell candidate if it is believed to start showing deteriorating earnings trends, fundamentals, or an unjustifiably excessive valuation. Significant management/strategy changes, poor governance, excessive acquisitions, or a deterioration in short- and long-term growth expectations may also trigger a sale. Other sell triggers can include a violation of position size, region, sector, or capitalization constraints.
The information under the subsection “Principal Risks” in the “More Information About CTIVPSM - Oppenheimer International Growth Fund" section is hereby revised to add the following Focused Portfolio Risk and Financial Services Sector specific risk disclosure to "Sector Risk":
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The information under the subsection "Portfolio Management" in the "More Information About CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate

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one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with William Blair will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2019.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
William Blair, which has served as Subadviser to the Fund since May 2019, is located at 150 North Riverside Plaza, Chicago, Illinois 60606. William Blair, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. William Blair was founded in 1935 and provides investment management services to mutual funds, private and public pension funds, insurance companies, endowments, foundations and sovereign wealth funds.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: William Blair Investment Management, LLC (William Blair)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	May 2019
Kenneth McAtamney	Partner of William Blair	Co-Portfolio Manager	May 2019
Mr. Fennell joined William Blair in 2011. Mr. Fennell began his investment career in 1997 and earned an M.A. from the University of Edinburgh and an M.B.A. from the Johnson Graduate School of Management, Cornell University.
Mr. McAtamney joined William Blair in 2005. Mr. McAtamney began his investment career in 1997 and earned a B.A. in finance from Michigan State University and an M.B.A. from Indiana University.
Shareholders should retain this Supplement for future reference.
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